UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-05603



Name of Fund: BlackRock World Income Fund, Inc.



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock World Income Fund,

Inc., 40 East 52(nd) Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock World Income Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock World Income Fund, Inc.



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05603
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock World Income Fund, Inc.









====================== BLACKROCK WORLD INCOME FUND, INC. =======================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037AG7
Meeting Date: JUL 24, 2008   Meeting Type: Bondholder
Record Date:  JUN 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: Approve          For       Did Not Vote Management
      Arrangement Scheme


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       For          Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Stock Option Plan               For       Against      Management


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ROYAL BANK OF SCOTLAND GROUP PLC, THE

Ticker:                      Security ID:  G76893EF2
Meeting Date: NOV 20, 2008   Meeting Type: Bondholder
Record Date:  NOV 6, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Increase in Authorised Ordinary None      Did Not Vote Management
      Share Capital by the Creation of an
      Additional 22,909,776,276 Ordinary
      Shares of 25 Pence Each; Authorise
      Issue of Equity with Pre-emptive Rights
      up to GBP 8,092,121,756 (Placing and
      Open Offer)
2     Subject to the Placing and Open Offer   None      Did Not Vote Management
      of 22,909,776,276 New Shares in the
      Company Becoming Unconditional, Approve
      Waiver on Tender-Bid Requirement


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WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 12, 2009   Meeting Type: Annual
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James Arthurs            For       For          Management
1.2   Elect Director Lee Doney                For       For          Management
1.3   Elect Director Dominic Gammiero         For       For          Management
1.4   Elect Director Cyrus Madon              For       For          Management
1.5   Elect Director Pierre McNeil            For       For          Management
1.6   Elect Director John B. Newman           For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT